Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Current assets:
Cash and cash equivalents	$ 2,280,544	$ 8,238,301	$ 12,573,685
Accounts receivable, net	296,049
Inventories	736,221
Grant receivable, current portion		1,529,882	2,098,884
Research and development tax incentive receivable	578,456	353,048	1,025,455
Other current assets	531,824	746,761	2,509,017
Total current assets	4,423,094	10,867,992	18,207,041
Construction in progress	478,120	391,408
Finance lease right-of-use assets	472,253
Goodwill
Intangible assets, net	5,295,234
Long-term grant receivable		1,092,773	3,148,328
Other non-current assets			504,000
TOTAL ASSETS	10,668,701	12,352,173	21,859,369
Current liabilities:
Accounts payable and accrued expenses	1,598,831	1,625,089	1,467,968
Current portion of finance lease liabilities	174,215
Current portion of deferred grant income	1,093,157	2,836,582	2,098,884
Current employee benefit liabilities	334,227	201,332	102,475
Current portion of notes payable	335,528
Total current liabilities	3,535,958	4,663,003	3,682,650
Employee benefit liabilities	24,939	50,626	21,770
Finance lease liabilities	320,725
Long-term deferred grant income		1,092,773	3,148,328
Notes payable	470,872
Convertible notes payable	389,361
Total liabilities	4,741,855	5,806,402	6,852,748
Commitments and contingencies (Note 10)
Shareholders’ equity:
Preferred stock value			13,000
Common stock, $0.01 par value, 100,000,000 shares authorized, 14,889,904 and 13,582,122 shares issued and outstanding at June 30, 2022 and June 30, 2021, respectively	16,855	7,445	135,821
Treasury stock, at cost, 1,386 and 0 shares as of March 31, 2023 and June 30, 2022, respectively	(14)
Additional paid-in capital	45,772,664	38,581,465	38,440,089
Accumulated deficit	(39,148,652)	(31,175,853)	(22,869,803)
Accumulated other comprehensive loss	(639,884)	(788,135)	(661,260)
Total consolidated GBS Inc. equity	6,026,364	6,624,922	15,057,847
Non-controlling interest	(99,518)	(79,151)	(51,226)
Total shareholders' equity	5,926,846	6,545,771	15,006,621	[1]
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	10,668,701	12,352,173	21,859,369
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	10,668,701	12,352,173	21,859,369
Series C Preferred Stock [Member]
Shareholders’ equity:
Preferred stock value	23,630
Series D Preferred Stock [Member]
Shareholders’ equity:
Preferred stock value	1,765
Related Party [Member]
Current liabilities:
Related party payables			$ 13,323

[1]	Include adjustments for effect of reverse stock split